Balance Sheet Components (Schedule of Accounts Payable and Accrued Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Jul. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts payable	$ 5,851	$ 4,368
Accrued expenses	2,341	1,937
Accrued travel expenses	928	759
Accrued consulting and professional service fees	690	1,151
Other	1,797	1,284
Total other current liabilities	$ 11,607	$ 9,499